Basis of Preparation	6 Months Ended
Jun. 30, 2023
Basis of preparation [Abstract]
Basis of Preparation

2. Basis of Preparation

Statement of compliance

These condensed consolidated interim financial statements as of June 30, 2023 and for the six months ended June 30, 2023 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2022.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Company believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2022 was derived from the audited consolidated financial statements. The interim condensed consolidated financial statements were authorized for issuance by the Company’s Audit Committee on September 11, 2023.

Functional and reporting currency

These interim condensed consolidated financial statements are presented in Swiss Francs (“CHF”), which is the Company’s functional currency (“functional currency”) and the Company’s reporting currency.

Significant accounting policies

The accounting policies applied by the Company in these condensed consolidated interim financial statements are the same as those applied by the Company in its audited consolidated financial statements as of and for the year ended December 31, 2022 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Company

IFRS 17 Insurance contracts	The Company does not have any contracts that meet the definition of insurance contracts as set out in IFRS 17
Amendments to IAS 1	Presentation of Financial Statements and IFRS Practice Statement 2 – Disclosure of Accounting Policies
Amendments to IAS 8	Accounting policies, Changes in Accounting Estimates and Errors – Definition of Accounting Estimates
Amendments to IAS 12	Income Taxes – Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The application of these new standards, amendments to standards and interpretations did not have material impact on the financial statements of the Company.

Convertible loan

The convertible loan obtained from FiveT Investment Management Ltd. in May 2023 (see Note 5) is classified as a compound financial instrument containing a host liability and two equity components (conversion right and warrants). The fair value of the liability component is determined by discounting the future cash flows at the rate of interest that would apply to an identical financial instrument without the conversion option. The fair value determined in this way is CHF 2,064,976. The equity components are then measured at the residual amount, by deducting the amount calculated for the liability component from the fair value of the instrument as a whole; accordingly, CHF 94,485 were allocated to the conversion right and CHF 340,539 to the warrants. The residual amount is allocated to the two equity components based on their relative fair values.

The host liability is then subsequently measured at amortized cost, using the effective interest rate method.

Amendments to loan agreements

On May 12, 2023, the Company and the lenders of loans granted in September and December 2022 with a total notional amount of CHF 950,000 amended the respective loan agreements. The maturity date of the loans was extended from May 31, 2023 to July 31, 2023 and the strike price for the warrants attached to the loans was lowered. In addition, the Company and the lenders of the September 2022 loan with a notional amount of CHF 600,000 introduced a right for lenders to convert the loan into common shares of the Company at CHF 1.12 per common share.

The modifications to the December 2022 loans with a notional amount of CHF 250,000 and CHF 100,000, as well as the amendment dated April 6, 2023, to the September 2022 loan with a notional amount of CHF 600,000 were considered non-substantial. Accordingly, the carrying amount of the host liability was recalculated as the present value of the revised future cash flows with the adjustment of CHF 36,778 recognized as Gain on modification of financial instruments in the six months ended June 30, 2023. Because of the introduction of a conversion feature, the amendment dated May 12, 2023, to the September 2022 loan with a notional amount of CHF 600,000 was considered substantial. The substantial modification was accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The difference of CHF 7,317 between the carrying amount of the original financial liability and the fair value of the new financial liability was recognized as Loss on derecognition of financial instruments in the six months ended June 30, 2023.

No gain or loss on modification was recognized on the existing warrants (financial equity instruments). The introduced conversion right at fair value of CHF 40,818 is also classified as an equity instrument and was recognized through profit and loss at the date of modification.

Intangible assets

As of June 30, 2023, intangible assets amounted to CHF 3,893,681, unchanged compared to December 31, 2022. These intangibles consist essentially of a world-wide exclusive license granted by Washington University to exploit its intellectual property related to a peptide-based RNA delivery platform.

Other receivables

Other receivables mainly relate to credits under the Australian R&D Tax Incentive program. As of June 30, 2023, the tax credit receivable of CHF 647,976 (December 31, 2022: CHF 643,508) relates to the reimbursement application for compensation of R&D expenditures incurred in 2022 and the amount receivable for compensation of R&D expenditures in the first six months of 2023.

Going concern

The Company has incurred recurring losses and negative cash flows from operations since inception and it expects to generate losses from operations for the foreseeable future primarily due to research and development costs for its potential product candidates. The Company expects its research and development expenses to remain significant as it advances or initiates the pre-clinical and clinical development of AM-401, AM-411 or any other product candidate. The Company expects its total cash need in 2023 to be in the range of CHF 12 to 14 million and in the 12 months from the issuance date of these financial statements to be in the range of CHF 12 to 14 million. In the first eight months of 2023, through the issuance date of the present financial statements, the Company raised in total CHF 11.8 million in funding, of which CHF 9.1 million were in equity from the issuance of common shares under the A.G.P. Sales Agreement, the 2022 LPC Purchase Agreement and a public offering of common shares, CHF 2.2 million through a convertible loan (the 2023 FiveT Loan; net of amortizations) and CHF 0.5 million from grants. Further, the 2022 convertible loan from FiveT got converted into equity in April 2023.

The Company anticipates to fund its cash needs from the date of the present financial statement through August 2024 through its cash position of CHF 50 thousand at June 30, 2023, revenues from Bentrio® product sales and licensing fees, proceeds from the planned divestiture or partnering of Bentrio® and the inner ear assets, the receipt of grants, licensing and service fees from collaborations in the field of RNA delivery as well as further issuances of common shares under the A.G.P. Sales Agreement or the 2022 LPC Purchase Agreement.

The Company’s assumptions may prove to be wrong, and the Company may have to use its capital resources sooner than it currently expects. As is often the case with drug development companies, the ability of the consolidated entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, in particular the intended divestiture or partnering of the Company’s legacy assets in the fields of inner ear therapeutics and OTC consumer health products, and from other sources of revenue such as grant funding. To the extent that the Company will be unable to generate sufficient cash proceeds from the planned divestiture or partnering of its legacy assets or other partnering activities, it will need substantial additional financing to meet its funding requirements. While Management and the Board of Directors continue to apply best efforts to evaluate available options, there is no guarantee that any transaction can be realized or that such transaction would generate sufficient funds to finance operations for twelve months from the issuance of these financial statements. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared on a going concern basis, which contemplates the continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The lack of a going concern assessment may negatively affect the valuation of the Company’s investments in its subsidiaries and result in a revaluation of these holdings. The Board of Directors will need to consider the interests of the Company’s creditors and take appropriate action to restructure the business if it appears that the Company is insolvent or likely to become insolvent.

The Company expects that it will require additional funding to continue its development activities for the OligoPhore™ and SemaPhore™ platforms and AM-401 and AM-411 product candidates. It also expects to continue to incur additional costs associated with operating as a public company. Should the Company be unable to raise sufficient funding through equity or debt financings, partnerships, collaborations, or other sources, it may elect to raise additional funding under the A.G.P. Sales Agreement or the 2022 LPC Purchase Agreement. The funding capacity under this financing instruments is $11.9 million and $9.1 million, respectively. Although these agreements are binding, the ability to raise capital under these programs is subject to market and contractual conditions and the availability of registration statements filed with the SEC.

Additional funds may not be available on a timely basis, on favorable terms, or at all, and such funds, if raised, may not be sufficient to enable the Company to continue to implement its long-term business strategy. If additional capital is not available when required, the Company may need to delay or curtail its operations until such funding is received. The length of time and cost of developing the Company’s product candidates and/or failure of them at any stage of the approval process may materially affect the Company’s financial condition and future operations. Such matters are not within the control of the Company and thus all associated outcomes are uncertain. If the Company is not able to raise capital when needed, it could be forced to delay, reduce or eliminate its product development programs, which could materially harm the Company’s business, prospects, financial condition and operating results. This could then result in bankruptcy, or the liquidation of the Company.

Nasdaq Continued Listing Deficiencies

On May 25, 2023, the Company received written notification from the Listing Qualifications Department of Nasdaq indicating that based on the Company’s shareholders’ equity of $(8.3) million for the period ended December 31, 2022, the Company is no longer in compliance with the minimum shareholders’ equity requirement of $2.5 million as set forth in Nasdaq Listing Rule 5550(b)(1) for continued listing on Nasdaq. On July 10, 2023, the Company submitted a plan to Nasdaq to regain compliance with the Stockholders’ Equity Requirement, and on July 25, 2023 Nasdaq notified the Company that it would be granted an extension until November 21, 2023, to demonstrate compliance with Listing Rule 5550(b)(1) to meet the continued listing requirements of Nasdaq, conditioned upon the Company evidencing compliance with the listing rule.

In addition, on June 26, 2023 the Company received a letter from the Listings Qualifications Department of Nasdaq notifying the Company that the minimum bid price per share for its common shares was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Deficiency”). This Nasdaq notification does not result in the immediate delisting of the Company’s common shares, and the shares will continue to trade uninterrupted.

The Company has a compliance period of 180 calendar days (the “Compliance Period”), i.e. up to December 26, 2023, to regain compliance with Nasdaq’s minimum bid price requirement. If at any time during the Compliance Period, the closing bid price per share of the Company’s common shares is at least $1.00 for a minimum of 10 consecutive business days, Nasdaq will provide the Company a written confirmation of compliance and the matter will be closed.

In the event the Company does not regain compliance by the end of the Compliance Period, the Company may be eligible for an additional 180 days. To qualify, the Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to remediate the deficiency during the second compliance period, by effecting a reverse share split, if necessary.